Liquidity and Going Concern	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Liquidity and Going Concern [Abstract]
LIQUIDITY AND GOING CONCERN

2. LIQUIDITY AND GOING CONCERN

The accompanying unaudited interim condensed consolidated financial statements have been prepared in conformity with U.S. GAAP which contemplates continuation of the Company on a going concern basis. The going concern basis assumes that assets are realized, and liabilities are settled in the ordinary course of business at amounts disclosed in the unaudited interim condensed consolidated financial statements. The Company’s ability to continue as a going concern depends upon its ability to develop, register and obtain regulatory approval for commercial sell of its products to generate positive operating cash flows. For the nine-month period ended March 31, 2025, the Company reported net loss of $2,557,358. In addition, the Company had net cash outflows of $4,281,093 from operating activities for the nine-month period ended March 31, 2025. These conditions give rise to substantial doubt as to whether the Company will be able to continue as a going concern.

To sustain its ability to support the Company’s operating activities, the Company may have to consider supplementing its available sources of funds through the following sources:

●	cash generated from upcoming operations; and

●	financial support from the Company’s related party and stockholders as well as third parties.

The Company certain related parties have waived off the amount due to them as of June 30, 2024 amounted to $2,820,624 in order to improve the Company’s working capital. The Company completed its initial public offering. In this offering, the Company issued 1,640,000 shares of common stock at a price of US$4.00 per share. The Company received gross proceeds in the amount of US$6.56 million before deducting any underwriting discounts or expenses.

Management has commenced a strategy to raise debt from the Company’s related party. However, there can be no certainty that these additional financings will be available on acceptable terms or at all. If management is unable to execute this plan, there would likely be a material adverse effect on the Company’s business. All of these factors raise substantial doubt about the ability of the Company to continue as a going concern. The unaudited interim condensed consolidated financial statements for the nine-month periods ended March 31, 2025 and 2024 have been prepared on a going concern basis and do not include any adjustments to reflect the possible future effects on the recoverability and classifications of assets or the amounts and classifications of liabilities that may result from the inability of the Company to continue as a going concern.

2. LIQUIDITY AND GOING CONCERN

The accompanying consolidated financial statements have been prepared in conformity with U.S. GAAP which contemplates continuation of the Company on a going concern basis. The going concern basis assumes that assets are realized, and liabilities are settled in the ordinary course of business at amounts disclosed in the consolidated financial statements. The Company’s ability to continue as a going concern depends upon its ability to develop, register and obtain regulatory approval for commercial sell of its products to generate positive operating cash flows. For the financial year ended June 30, 2024, the Company reported net loss of $2,782,278. In addition, the Company had net cash outflows of $2,126,340 from operating activities for the financial year ended June 30, 2024. These conditions give rise to substantial doubt as to whether the Company will be able to continue as a going concern.

To sustain its ability to support the Company’s operating activities, the Company may have to consider supplementing its available sources of funds through the following sources:

●	cash generated from upcoming operations; and

●	financial support from the Company’s related party and stockholders as well as third parties.

Management has commenced a strategy to raise debt and equity and certain related parties have waived off the amount due to them as of June 30, 2024 amounted to $2,820,624 in order to improve the Company’s working capital. However, there can be no certainty that these additional financings will be available on acceptable terms or at all. If management is unable to execute this plan, there would likely be a material adverse effect on the Company’s business. All of these factors raise substantial doubt about the ability of the Company to continue as a going concern. The consolidated financial statements for the financial years ended June 30, 2024 and 2023 have been prepared on a going concern basis and do not include any adjustments to reflect the possible future effects on the recoverability and classifications of assets or the amounts and classifications of liabilities that may result from the inability of the Company to continue as a going concern.